Investment Securities - Schedule of Securities in Other Assets on Company's Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Federal Home Loan Bank (FHLB) stock	$ 42,326	$ 16,265
Federal Reserve Bank Stock	48,584	48,584
Other Investments	2,808	1,159
Marketable Securities, Equity Securities	$ 93,718	$ 66,008